Fair Value: Schedule of changes in assets and liabilities classified as Level 3 (Tables)	12 Months Ended
Dec. 31, 2017
Tables/Schedules
Schedule of changes in assets and liabilities classified as Level 3

	Balance				Balance
	January 1,	Total Realized/Unrealized Gain (Loss) Included in:			December 31,
	2017	Purchases	Maturities	Earnings[1]	2017

Derivatives embedded in assets on deposit	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192
Total assets	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

Derivatives embedded in annuity contracts	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192
Total liabilities	$ 246,405	$ 93,748	$ (5,039)	$ 136,078	$ 471,192

[1] Included in net income is realized gains and losses associated with embedded derivatives.

The following table sets forth the values of assets and liabilities classified as Level 3 within the fair value hierarchy at December 31, 2016.

	Balance				Balance
	January 1,	Total Realized/Unrealized Gain (Loss) Included in:			December 31,
	2016	Purchases	Maturities	Earnings[1]	2016

Derivatives embedded in assets on deposit	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405
Total assets	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405

Derivatives embedded in annuity contracts	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405
Total liabilities	$ 122,043	$ 78,090	$ (2,953)	$ 49,225	$ 246,405

[1] Included in net income is realized gains and losses associated with embedded derivatives.